UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.



     MAN-GLENWOOD
     LEXINGTON TEI, LLC

     CONSOLIDATED FINANCIAL STATEMENTS AS OF MARCH 31, 2007
     AND REPORT OF INDEPENDENT REGISTERED
     PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON TEI, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................1

FINANCIAL STATEMENTS:

   Consolidated Statement of Assets and Liabilities..........................2

   Consolidated Statement of Operations......................................3

   Consolidated Statements of Changes in Net Assets..........................4

   Consolidated Statement of Cash Flows......................................5

   Notes to Consolidated Financial Statements.............................6-11










The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[DELOITTE LOGO OMITTED]                                   Deloitte & Touche LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington TEI, LLC:

We have audited the accompanying consolidated statement of assets and liabilities of Man-Glenwood Lexington TEI, LLC (the "Company"), as of March 31, 2007, and the related consolidated statements of operations and cash flows for the year then ended, and the consolidated statements of changes in net assets for each of the two years in the period then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the management of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington TEI, LLC as of March 31, 2007, and the results of its operations and its cash flows for year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

May 23, 2007






                                                        Member of
                                                        Deloitte Touche Tohmatsu

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------

ASSETS:
  Investment in Man-Glenwood Lexington Associates Portfolio, LLC,
      at fair value (cost $77,634,898)                                          $ 91,148,475
  Cash and cash equivalents                                                          245,587
  Receivable for investments sold                                                 10,097,461
  Fund investments made in advance                                                   800,130
  Other assets                                                                       119,949
                                                                                ------------

           Total assets                                                          102,411,602
                                                                                ------------

LIABILITIES:
  Capital withdrawals payable                                                     10,097,672
  Capital contributions received in advance                                          939,254
  Adviser fee payable                                                                121,711
  Accrued professional fees payable                                                   67,749
  Investor servicing fee payable                                                      62,465
  Distribution fee payable                                                            61,825
  Administrative fee payable                                                          26,250
  Other liabilities                                                                   64,690
                                                                                ------------

           Total liabilities                                                      11,441,616
                                                                                ------------

NET ASSETS                                                                      $ 90,969,986
                                                                                ============

COMPONENTS OF NET ASSETS:
  Capital transactions--net                                                     $ 79,748,858
  Accumulated net investment loss                                                 (7,468,760)
  Accumulated realized gain on investments                                         7,269,058
  Accumulated net unrealized appreciation on investments                          11,420,830
                                                                                ------------

NET ASSETS                                                                      $ 90,969,986
                                                                                ============

NET ASSET VALUE PER UNIT -- CLASS A:
    ($90,640,892 divided by 788,741.652 units of beneficial interest)           $     114.92
                                                                                ============
NET ASSET VALUE PER UNIT -- CLASS I:
    ($329,094 divided by 2,847.030 units of beneficial interest)                $     115.59
                                                                                ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD
  LEXINGTON ASSOCIATES PORTFOLIO, LLC:
   Interest                                                                     $     62,808
   Gross expenses                                                                 (2,834,548)
   Expense waiver                                                                     34,713
                                                                                ------------

          Net investment loss allocated from
            Man-Glenwood Lexington Associates Portfolio, LLC                      (2,737,027)
                                                                                ------------

FUND INVESTMENT INCOME:
  Interest                                                                            27,105
  Other income                                                                        24,126
                                                                                ------------
          Total fund investment income                                                51,231
                                                                                ------------

FUND EXPENSES:
  Investor servicing fee                                                             326,717
  Adviser fee                                                                        233,883
  Distribution fee                                                                   140,752
  Administrative fee                                                                  36,667
  Withholding tax expense                                                            388,702
  Professional fees                                                                  233,762
  Transfer agency fee                                                                 53,625
  Printing fee                                                                        40,000
  Registration fees                                                                   30,700
  Board of Managers fee                                                               29,463
  Other expenses                                                                      43,826
                                                                                ------------

          Total fund expenses                                                      1,558,097

  Less contractual expense waiver                                                   (232,804)
                                                                                ------------

          Net fund expenses                                                        1,325,293
                                                                                ------------

NET INVESTMENT LOSS                                                               (4,011,089)
                                                                                ------------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
LEXINGTON ASSOCIATES PORTFOLIO, LLC:
  Net realized gain on investments                                                 4,681,627
  Net change in unrealized appreciation on investments                               356,326
                                                                                -----------

          Net realized and unrealized gain on investments allocated from
            Man-Glenwood Lexington Associates Portfolio, LLC                       5,037,953
                                                                                ------------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                               $  1,026,864
                                                                                ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2007 AND 2006
--------------------------------------------------------------------------------

                                                                        YEAR ENDED         YEAR ENDED
                                                                     MARCH 31, 2007      MARCH 31, 2006
                                                                    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                                  $ (4,011,089)       $ (2,950,509)
  Net realized gain on investments                                        4,681,627           2,467,136
  Net change in unrealized appreciation                                     356,326          10,238,536
     on investments                                                    ------------        ------------

          Increase in net assets from
             investment activities                                        1,026,864           9,755,163
                                                                       ------------        ------------

CAPITAL TRANSACTIONS:
  Class A:
  Capital contributions                                                  41,274,559          53,759,717
  Capital withdrawals                                                   (36,167,356)         (8,036,019)
                                                                       ------------        ------------
  Net Class A capital transactions                                        5,107,203          45,723,698

  Class I*:
  Capital contributions                                                     315,483                  --
                                                                       ------------        ------------
  Net Class I capital transactions                                          315,483                  --

NET CAPITAL TRANSACTIONS                                                  5,422,686          45,723,698

NET ASSETS--Beginning of year                                            84,520,436          29,041,575
                                                                       ------------        ------------

NET ASSETS--End of year                                                $ 90,969,986        $ 84,520,436
                                                                       ============        ============

*Class I commenced operations on September 1, 2006.

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Increase in net assets from investment activities                            $   1,026,864
  Adjustments to reconcile net increase in net assets
    from investment activities to net cash used in operating activities:
    Purchases of investments in Man-Glenwood Lexington Associates
        Portfolio, LLC                                                           (21,930,968)
    Sales of investments in Man-Glenwood Lexington Associates
        Portfolio, LLC                                                            17,829,294
    Appreciation of investment in Man-Glenwood Lexington
       Associates Portfolio, LLC                                                  (2,300,926)
    Decrease in fund investments made in advance                                     806,814
    Increase in receivable for investments sold                                   (6,023,059)
    Increase in other assets                                                         (71,737)
    Increase in adviser fee payable                                                   68,592
    Increase in administrative fee payable                                            15,833
    Increase in accrued professional fees payable                                     25,168
    Decrease in investor servicing fee payable                                       (44,126)
    Increase in distribution fee payable                                              61,825
    Decrease in other liabilities                                                       (848)
                                                                               -------------

          Net cash used in operating activities                                  (10,537,274)
                                                                               -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                          22,830,241
   Capital withdrawals                                                           (17,407,555)
   Increase in capital withdrawals payable                                         6,023,397
   Decrease in capital contributions received in advance                            (796,798)
                                                                               -------------

          Net cash provided by financing activities                               10,649,285
                                                                               -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                            112,011
                                                                               -------------

CASH AND CASH EQUIVALENTS--Beginning of year                                         133,576
                                                                               -------------

CASH AND CASH EQUIVALENTS--End of year                                         $     245,587
                                                                               =============

SUPPLEMENTAL DISCLOSURES:

   Non-cash contributions                                                      $  18,759,801
                                                                               =============

   Non-cash withdrawals                                                        $ (18,759,801)
                                                                               =============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington TEI, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on October 22, 2003 and initially funded on January 23, 2004 (inception date) with operations formally commencing on May 1, 2004. Beginning September 1, 2006, the Company began to offer Class I units and redesignated all previously existing units as Class A units.

      The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington TEI, LDC ("TEI LDC"), a limited duration company organized under the laws of the Cayman Islands that has the same investment objectives as the Company. TEI LDC was formed on January 30, 2004. As the Company controls substantially all of the operations of TEI LDC, TEI LDC is consolidated into the financial statements of the Company. TEI LDC in turn invests substantially all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of March 31, 2007, TEI LDC owned approximately 53.2% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company.

      Units of the Company are distributed by Man Investments Inc. ("MII" or "Distributor"), an affiliate of the Adviser. The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A units to compensate the Distributor for the sale, distribution, unitholder servicing and maintenance of unitholder accounts for these units. Under the Plans, the Company will incur annual fees of up to 0.50% of Class A month-end net assets. These fees are accrued monthly and paid to the Distributor quarterly (before any redemption of interests). The Company has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, for Class I units. Class I units are not charged a distribution or servicing fee.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


1.    ORGANIZATION (CONTINUED)

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company's Board of Managers has approved a Services Agreement with the Adviser, an Investor Servicing Agreement and General Distributor's Agreement with MII, an Administrative and Escrow Agreement with SEI, and a Custodian Agreement with SEI Trust Company.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2007, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon net profits earned by the Portfolio Company. Both the net asset value of the Portfolio Company's investment and the net profits

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      earned by the Portfolio Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2007, fees for these services ranged from 0.0% to 2.5% annually for management fees and 20.0% to 50.0% for incentive fees and allocations.

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments. Any cash and cash equivalents earmarked for tender offer payments are held at the Portfolio Company until the time of distribution.

      FUND EXPENSES -- The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month and payable quarterly (before any redemption of interests). The Company pays the Adviser an administrative services fee (the "Adviser Fee") for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month and payable quarterly (before any redemption of interests). The Company also pays an administration fee to SEI for the provision of certain administrative and custodial services.

      The Adviser is contractually obligated to reimburse annual operating expenses for Class A and Class I, including expenses allocated from the Portfolio Company, in excess of 3.00% of average net assets of Class A and 2.00% of average net assets of Class I, respectively. This obligation remains in effect through December 31, 2007. The Adviser will not seek recapture of expenses contractually reimbursed.

      The Adviser has agreed to bear all operational costs relating to TEI LDC.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      The Company may be subject to withholding taxes or other tax obligations as a result of its investment in TEI LDC and any distributions to investors will be reduced by the amount of those taxes. For the year ended March 31, 2007, the Company incurred $388,702 in estimated withholding taxes.

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


3.    CAPITAL STRUCTURE

      The Company accepts initial and additional subscriptions for units by eligible investors as of the first business day of each calendar month. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

      There is no public market for units and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units on June 30, 2006 and September 30, 2006.

      The Company's assets consist primarily of its interest in TEI LDC, which in turn invests substantially all of its assets in the Portfolio Company. Therefore, in order to finance the repurchase of units by members, the Company may need to liquidate all or a portion of its interest in TEI LDC, which in turns liquidates a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

      The Company expects to pay 100% of the value of the units repurchased approximately one month after the net asset value is determined for those members who have requested the repurchase of a partial number of units. For those members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

      Units of capital activity for the year ended March 31, 2007 were as follows:

                               Units -- Class A                            Units -- Class I
                             --------------------                         -------------------

      As of March 31, 2006        741,239.361     As of March 31, 2006                  --
      Units Issued                202,406.794     Units Issued                   2,847.030
      Units Repurchased          (154,904.503)    Units Repurchased                     --
                             --------------------                         -------------------
      Net Units Issued             47,502.291     Net Units Issued               2,847.030
      As of March 31, 2007        788,741.652     As of March 31, 2007           2,847.030
                             ====================                         ===================

MAN-GLENWOOD LEXINGTON TEI, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------


4.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated for Class A:

                                                                                                                FOR THE PERIOD
                                                                                                               JANUARY 23, 2004
                                                                                                                  (INCEPTION)
                                                         YEAR ENDED           YEAR ENDED        YEAR ENDED          THROUGH
                                                        MARCH 31, 2007      MARCH 31, 2006    MARCH 31, 2005    MARCH 31, 2004
                                                       ---------------     ----------------  ----------------  ----------------

CLASS A:
Net asset value, beginning of period                   $       114.03        $      100.64     $      100.00     $     100.00
Net investment loss                                             (4.86)               (4.37)            (3.18)              --
Realized and unrealized gain on investments                      5.75                17.76              3.82               --
                                                       --------------        -------------     --------------    ------------
Total from operations                                            0.89                13.39              0.64               --
                                                       --------------        -------------     -------------     ------------
Net asset value, end of period                         $       114.92        $      114.03     $      100.64     $     100.00
                                                       ==============        =============     =============     ============


Net assets, end of period                              $   90,640,892        $  84,520,436     $  29,041,575     $    100,000
Ratio of net investment loss to average net assets              (4.29)%(2)           (4.11)%(3)        (3.17)%(4)        0.00%
                                                       --------------        -------------     -------------     ------------
Ratio of operating expenses
   to average net assets (1)                                     3.00%                3.00%             3.00%            0.00%
Ratio of allocated bank borrowing expense
   to average net assets (1)                                     0.99%                0.97%             0.00%            0.00%
Ratio of withholding tax expense
   to average net assets (1)                                     0.42%                0.19%             0.23%            0.00%
                                                       --------------        -------------    --------------     ------------
Ratio of total expenses to average net assets (1)                4.41%(2)             4.16%(3)          3.23%(4)         0.00%
                                                       --------------        -------------    --------------     ------------
Total return                                                     0.78%               13.30%             0.64%            0.00%
Portfolio turnover (5)                                          27.39%               50.78%            23.88%            0.00%

(1) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds of the Portfolio Company.
(2) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (4.56)% and 4.68%, respectively.
(3) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (4.37)% and 4.42%, respectively.
(4) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (5.34)% and 5.40%, respectively.
(5)   Represents the portfolio turnover of the Portfolio Company.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2007
-------------------------------------------------------------------------------

4.    FINANCIAL HIGHLIGHTS (CONTINUED)

      The following represents the ratios to average net assets and other supplemental information for the period indicated for Class I:


                                                          FOR THE PERIOD
                                                        SEPTEMBER 1, 2006
                                                        (INCEPTION) THROUGH
                                                          MARCH 31, 2007
                                                       ---------------------

CLASS I:
Net asset value, beginning of period                       $      110.06
Net investment loss                                                (2.25)
Realized and unrealized gain on investments                         7.78
                                                           -------------
Total from operations                                               5.53
                                                           -------------
Net asset value, end of period                             $      115.59
                                                           =============


Net assets, end of period                                  $     329,094
Ratio of net investment loss to average net assets                 (3.47)%(1)(4)
                                                           -------------
Ratio of operating expenses
   to average net assets (3)                                        2.00%(1)
Ratio of allocated bank borrowing expense
   to average net assets (3)                                        0.87%(1)
Ratio of withholding tax expense
   to average net assets (3)                                        0.68%(1)
                                                           -------------
Ratio of total expenses to average net assets (3)                   3.55%(1)(4)
                                                           -------------
Total return                                                        5.02%(2)
Portfolio turnover (5)                                             27.39%(2)

(1)   Annualized.
(2)   Not annualized.
(3) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds of the Portfolio Company.
(4) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (11.77)% and 11.85%, respectively.
(5)   Represents the portfolio turnover of the Portfolio Company.

MAN-GLENWOOD LEXINGTON TEI, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.


                                                                                                           NUMBER OF   OTHER
                          POSITION(S)          TERM OF OFFICE AND      PRINCIPAL OCCUPATION                FUNDS       DIRECTORSHIPS
NAME, AGE AND ADDRESS     HELD WITH FUND       LENGTH OF TIME SERVED   DURING PAST 5 YEARS                 OVERSEEN    HELD
------------------------------------------------------------------------------------------------------------------------------------

John M. Kelly, 60         Manager              Perpetual until         Sales and marketing of hedge funds  Three       None
Man Investments Inc.                             resignation or        for the Man Investments Division
123 N. Wacker Drive,                             removal               of Man Group plc
28th Floor                                     Manager since 1/13/04
Chicago, Illinois 60606

Marvin L. Damsma, 60      Manager              Perpetual until         Director of Trust Investments for   Three       None
c/o Man-Glenwood                                 resignation or        BP America Inc.
Lexington TEI, LLC                               removal
123 N. Wacker Drive,                           Manager since 1/13/04
28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 64        Manager              Perpetual until         Principal/partner of American       Three       None
c/o Man-Glenwood                                 resignation or        Partners Consulting, a marketing
Lexington TEI, LLC                               removal               organization
123 N. Wacker Drive,                           Manager since 1/13/04
28th Floor
Chicago, Illinois 60606

   Principal Officers Who Are Not Managers:

John B. Rowsell, 49       President and        Since 1/13/04           President (2003) and member of Investment
                          Principal                                    Committee (2001), Glenwood Capital
                          Executive Officer                            Investments, L.L.C. (investment adviser)


Alicia Derrah, 49         Treasurer and        Since 1/13/04           Chief Financial Officer, Glenwood Capital
                          Principal Financial                          Investments, L.L.C. (investment adviser)
                          and Accounting
                          Officer

Steven Zoric, 36          Chief Compliance     Chief Compliance        Head of U. S. Legal and Compliance, Man
                          Officer and          Officer since 7/20/04   Investments Division of Man Group plc
                          Secretary            and Secretary
                                               since 1/13/04




The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON TEI, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------


Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 19 and 20, 2007, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Portfolio Company and the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider in determining whether or not to renew the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Portfolio Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of Glenwood investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Portfolio Company under the Advisory Agreement including general due diligence examination of investments before and after committing assets of the Portfolio Company for investment. The Board reviewed and considered the qualifications of each of the members of the investment committee who provide the investment advisory and administrative services to the Company and the Portfolio Company. The Board also took into account the additional services provided by the Adviser, the Adviser's compliance policies and procedures, and that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board noted a decline in performance, primarily attributable to a single investment made by the Portfolio Company. The Board recognized that the Adviser is addressing the issue to prevent a similar investment loss from occurring. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance would have been relatively improved but for the single investment.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory fee rate and total expense ratio of the Portfolio Company, noting the Adviser had imposed a fee cap for the Portfolio Company and the Company. The Board noted that the Adviser had agreed to continue this expense cap policy. The Board compared the advisory fees and total expense ratio for the Company against peer group funds. The Board concluded that based on the information it had received that the fee was reasonable.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the previous year from the Adviser's relationship with the Company and the Portfolio Company. The Board noted that the Adviser receives a slight profit on its services to the Company

MAN-GLENWOOD LEXINGTON TEI, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------


and the Portfolio Company, but that the allocation of costs may not be precise because the Adviser does not use a cost allocation methodology. The Adviser explained to the Board that the Company and the Portfolio Company received more of the Adviser's resources than other products because of the higher regulatory nature of the Company and the Portfolio Company. The Board determined that, based on the relative size of the Company and the Portfolio Company, economies of scale were not present or were not a significant factor at this time. Based on review of the information received, the Board concluded that due to the expense cap, the cost allocation and the nominal profitability of the Company and the Portfolio Company to the Adviser, the fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Portfolio Company, the Board determined to approve renewal of the Advisory Agreement for an additional annual term.

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF MARCH 31, 2007
AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................1

FINANCIAL STATEMENTS:

   Schedule of Investments.................................................2-4

   Statement of Assets and Liabilities.......................................5

   Statement of Operations...................................................6

   Statements of Changes in Net Assets ......................................7

   Statement of Cash Flows...................................................8

   Notes to Financial Statements .........................................9-14





The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

[DELOITTE LOGO OMITTED]                                    Deloitte & Touche LLP
                                                           111 S. Wacker Drive
                                                           Chicago Il 60606-4301
                                                           USA

                                                           Tel: +1 312 486 1000
                                                           Fax: +1 312 486 1486
                                                           www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the management of the underlying funds and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington Associates Portfolio, LLC as of March 31, 2007, and the results of its operations and its cash flows for year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include investments, valued at $184,184,879 (107.4% of net assets) as of March 31, 2007, whose values have been estimated by management in the absence of readily ascertainable fair values. However, because of the inherent uncertainty of valuation, management's estimate of values may differ significantly from the values that would have been used had a ready market existed for the investments and the differences could be material.




/s/ Deloitte & Touche LLP

May 23, 2007




                                                        Member of
                                                        Deloitte Touche Tohmatsu

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

       STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS AND
                         REGISTERED INVESTMENT COMPANY
[Pie Chart Omitted]
Percentages are as follows:

[] Event Driven --33.3%
[] Commodity & Trading --24.7%
[] Variable Equity -- 23.9%
[] Equity Hedge -- 14.2%
[] Relative Value -- 3.0%
[] Multi-Strategy -- 0.4%
[] Registered Investment Company -- 0.5%


                                                                                                                      % OF
INVESTMENT FUNDS                                                           COST                FAIR VALUE         NET ASSETS

COMMODITY & TRADING
AQR Absolute Return Institutional Fund, LP                              $ 3,800,000            $ 4,529,473          2.64%
Blenheim Fund, LP                                                         3,201,574              6,184,903          3.61%
Bridgewater Pure Alpha Fund II, LLC                                       5,900,000              5,476,850          3.19%
Clarium Capital LLC                                                       4,625,000              4,707,894          2.75%
D.E. Shaw Oculus Fund, LLC                                                2,841,768              3,861,636          2.25%
Grossman Currency Fund LP                                                 3,050,000              3,137,533          1.83%
NWI Explorer Global Macro Fund, LP                                        3,600,000              3,601,946          2.10%
Peloton Multi-Strategy Fund, LP                                           3,950,000              4,580,117          2.67%
SemperMacro Fund Limited                                                  4,275,000              3,695,765          2.16%
Touradji Global Resources Fund, LP (Series A)                             4,625,000              5,746,943          3.35%
                                                                        -----------            -----------         -----
TOTAL COMMODITY & TRADING                                                39,868,342             45,523,060         26.55%
                                                                        -----------            -----------         -----

EQUITY HEDGE
Coatue Qualified Partners, L.P.                                           4,019,586              5,519,064          3.22%
Force Capital LLC                                                         3,200,000              3,826,951          2.23%
Intrepid Enhanced Alpha Fund (QP), L.P.                                   3,573,186              4,091,668          2.39%
Ivory Flagship Fund, LP                                                   4,275,000              5,884,124          3.43%
Walker Smith Capital (QP), L.P.                                           2,211,970              3,171,562          1.85%
Zebedee European Fund Ltd.                                                3,350,000              3,664,602          2.14%
                                                                        -----------            -----------         -----
TOTAL EQUITY HEDGE                                                       20,629,742             26,157,971         15.26%
                                                                        -----------            -----------         -----

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

MARCH 31, 2007
--------------------------------------------------------------------------------

                                                                                                                   % OF
INVESTMENT FUNDS                                                           COST                FAIR VALUE       NET ASSETS

EVENT DRIVEN
Centaurus Alpha Fund LP                                                 $ 5,400,000            $ 5,464,637          3.19%
Cerberus Partners, L.P.                                                   1,144,204              2,426,716          1.42%
Cevian Capital II LP (Class C)                                            4,068,750              5,045,302          2.94%
Greywolf Capital Partners II, LP                                          4,025,000              5,508,953          3.21%
King Street Capital, L.P.                                                 2,166,109              4,139,668          2.41%
Lansdowne European Strategic Equity Fund, LP                              4,760,662              6,769,712          3.95%
OZ Asia Domestic Partners L.P.                                            2,700,000              2,808,556          1.64%
OZ Domestic Partners II L.P.                                              1,327,303              1,762,040          1.03%
OZ Europe Domestic Partners II, L.P.                                      2,700,000              2,840,192          1.66%
Sparx Japan Value Creation Investors Fund LP                              3,575,000              3,247,481          1.89%
Steel Partners II, LP                                                     5,042,571              5,999,215          3.50%
Trian Partners, LP                                                        3,200,000              4,000,674          2.33%
Trian Partners, SPV I, LP                                                   800,000                962,173          0.56%
Trian Partners, SPV II, LP                                                  900,000              1,002,623          0.59%
ValueAct Capital Partners, L.P.                                           7,325,000              9,311,334          5.43%
                                                                        -----------            -----------         -----
TOTAL EVENT DRIVEN                                                       49,134,599             61,289,276         35.75%
                                                                        -----------            -----------         -----

MULTI-STRATEGY
Amaranth Partners, L.L.C.                                                 1,645,853                699,090          0.41%
                                                                        -----------            -----------         -----
TOTAL MULTI-STRATEGY                                                      1,645,853                699,090          0.41%
                                                                        -----------            -----------         -----

RELATIVE VALUE
CFIP Domestic Fund                                                        5,325,000              5,530,073          3.22%
                                                                        -----------            -----------         ------
TOTAL RELATIVE VALUE                                                      5,325,000              5,530,073          3.22%
                                                                        -----------            -----------         ------

VARIABLE EQUITY
Concentric European Fund LLC                                              3,400,000              3,614,426          2.11%
Eureka Fund Ltd., Class B USD                                             1,135,142              1,450,836          0.85%
Gandhara Fund, LP                                                         3,273,320              4,404,271          2.57%
Impala Fund LP                                                            3,350,000              3,950,680          2.30%
Marshall Wace European TOPS Fund Limited                                  5,200,000              7,006,935          4.09%
Rosehill Japan Fund L.P.                                                  3,725,000              3,767,228          2.20%
Tontine Partners LP (Class C)                                             4,625,000              5,252,226          3.06%
Tosca                                                                     4,485,852              7,468,395          4.35%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2007
--------------------------------------------------------------------------------

                                                                                                                   % OF
INVESTMENT FUNDS                                                           COST                FAIR VALUE       NET ASSETS

VARIABLE EQUITY (CONTINUED)
Vardon Focus Fund, LP                                                  $  3,100,000           $  3,775,219          2.20%
Zaxis Institutional Partners, L.P.                                        2,617,093              3,357,435          1.96%
                                                                       ------------           ------------        ------
TOTAL VARIABLE EQUITY                                                    34,911,407             44,047,651         25.69%
                                                                       ------------           ------------        ------

                                                                       ------------           ------------        ------
Total Investment funds                                                  151,514,943            183,247,121        106.88%
                                                                       ------------           ------------        ------

REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury
   Money Market Fund, Class A, 5.200%*                                      937,758                937,758          0.55%
                                                                       ------------           ------------        ------
Total Registered Investment Company                                         937,758                937,758          0.55%
                                                                       ------------           ------------        ------

Total Investment Funds and
    Registered Investment Company                                      $152,452,701            184,184,879        107.43%
                                                                       ============

Less: liabilities in excess of other assets                                                    (12,742,521)        (7.43)%
                                                                                              ------------        ------

Net Assets                                                                                    $171,442,358        100.00%
                                                                                              ============        ======



FUTURES - A summary of the open futures contracts held by the Company at March 31, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF              EXPIRATION           UNREALIZED
TYPE OF CONTRACT                                                    CONTRACTS                 DATE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------

Russell 2000 Index E-MINI                                             (225)                June 2007           $ (491,890)
                                                                                                               ==========

See notes to financial statements.


* Rate shown is the 7-day effective yield as of March 31, 2007.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------


ASSETS:
  Investment funds and registered investment company
    at fair value (cost--$152,452,701)                                                $ 184,184,879
  Cash and cash equivalents                                                               2,625,748
  Deposits with brokers                                                                   4,078,842
  Fund investments made in advance                                                       13,256,250
  Receivable for investments sold                                                        12,107,189
  Other assets                                                                               56,383
                                                                                      -------------

               Total assets                                                             216,309,291
                                                                                      -------------

LIABILITIES:
  Loan payable                                                                           22,992,502
  Capital withdrawals payable                                                            18,981,547
  Capital contributions received in advance                                               1,265,011
  Management fee payable                                                                    817,798
  Unrealized depreciation on futures contracts                                              491,890
  Accrued professional fees payable                                                         162,439
  Administrative fee payable                                                                 95,322
  Loan commitment fee payable                                                                48,125
  Other liabilities                                                                          12,299
                                                                                      -------------

               Total liabilities                                                         44,866,933
                                                                                      -------------

NET ASSETS                                                                            $ 171,442,358
                                                                                      =============

COMPONENTS OF NET ASSETS:
  Capital transactions--net                                                           $ 137,954,006
  Accumulated net investment loss                                                       (13,703,312)
  Accumulated realized gain on investment funds, options and futures contracts           15,951,376
  Accumulated net unrealized appreciation on investment funds                            31,732,178
  Accumulated net unrealized depreciation on futures contracts                             (491,890)
                                                                                      -------------


NET ASSETS                                                                            $ 171,442,358
                                                                                      =============

NET ASSET VALUE PER UNIT:
     (Net assets divided by 130,855.442 units of beneficial interest)                 $    1,310.17
                                                                                      =============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest                                                                              $   118,894
                                                                                        -----------

TOTAL INVESTMENT INCOME                                                                     118,894
                                                                                        -----------

EXPENSES:
  Management fee                                                                          3,182,039
  Administrative fee                                                                        160,375
  Interest expense                                                                        1,596,734
  Professional fees                                                                         294,691
  Loan commitment fee                                                                       194,104
  Board of Managers fee                                                                      28,177
  Custody fee                                                                                18,188
  Other                                                                                      18,811
                                                                                        -----------

          Total expenses                                                                  5,493,119

  Less contractual expense waiver                                                           (66,377)
                                                                                        -----------

           Net expenses                                                                   5,426,742
                                                                                        -----------

NET INVESTMENT LOSS                                                                      (5,307,848)
                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment funds                                                  11,275,770
  Net realized loss on options                                                           (1,262,078)
  Net realized loss on futures contracts                                                 (1,154,416)
  Net change in unrealized appreciation on investment funds                                 941,021
  Net change in unrealized depreciation on options                                          204,359
  Net change in unrealized depreciation on futures contracts                               (491,890)
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                           9,512,766
                                                                                        -----------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                       $ 4,204,918
                                                                                        ===========


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2007 AND 2006
--------------------------------------------------------------------------------

                                                                             YEAR ENDED            YEAR ENDED
                                                                           MARCH 31, 2007        MARCH 31, 2006
                                                                         ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                                      $    (5,307,848)     $    (4,706,883)
  Net realized gain on investment funds,
    options and futures contracts                                                8,859,276             5,224,163
  Net change in unrealized appreciation
    on investment funds, options and futures contracts                             653,490            21,926,454
                                                                           ---------------       ---------------

           Increase in net assets from
             investment activities                                               4,204,918            22,443,734
                                                                           ---------------       ---------------

CAPITAL TRANSACTIONS:
  Capital contributions                                                         35,956,696            65,746,732
  Capital redemptions                                                          (37,832,222)          (36,008,253)
                                                                           ---------------       ---------------

NET CAPITAL TRANSACTIONS                                                        (1,875,526)           29,738,479

NET ASSETS--Beginning of year                                                  169,112,966           116,930,753
                                                                           ---------------       ---------------

NET ASSET--End of year                                                     $   171,442,358       $   169,112,966
                                                                           ===============       ===============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Increase in net assets from investment activities                                    $  4,204,918
  Adjustments to reconcile net increase in net assets
    from investment activities to net cash provided by operating activities:
    Purchases of investment funds, registered investment company and options            (54,848,678)
    Sales of investment funds and options                                                84,893,017
    Net change in unrealized appreciation on investment funds and options                (1,145,380)
    Net realized gain on investment funds and options                                   (10,013,692)
    Increase in deposits with brokers                                                    (4,078,842)
    Decrease in fund investments made in advance                                            675,750
    Increase in receivable for investments sold                                         (11,120,967)
    Increase in other assets                                                                (35,015)
    Increase in management fee payable                                                       69,950
    Increase in administrative fee payable                                                   57,434
    Increase in unrealized depreciation on futures contracts                                491,890
    Increase in accrued professional fees payable                                            53,084
    Increase in loan commitment fee payable                                                  48,125
    Increase in other liabilities                                                             6,366
                                                                                       ------------

           Net cash provided by operating activities                                      9,257,960
                                                                                       ------------

FINANCING ACTIVITIES:
   Capital contributions                                                                 35,956,696
   Capital withdrawals                                                                  (37,832,222)
   Proceeds from loans                                                                   48,521,027
   Repayments of loans                                                                  (67,135,699)
   Increase in capital withdrawals payable                                               10,390,748
   Decrease in capital contributions received in advance                                 (1,700,562)
                                                                                       ------------

           Net cash used in financing activities                                        (11,800,012)
                                                                                       ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                                (2,542,052)
                                                                                       ------------

CASH AND CASH EQUIVALENTS--Beginning of year                                              5,167,800
                                                                                       ------------

CASH AND CASH EQUIVALENTS--End of year                                                 $  2,625,748
                                                                                       ============

SUPPLEMENTAL DISCLOSURE:
   Cash paid for interest                                                              $  1,532,062
                                                                                       ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2007, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2007, fees for these services ranged from 0.0% to 2.5% annually for management fees and 20.0% to 50.0% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      The Company may participate in side pocket investments, either at the Company's discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At March 31, 2007,

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      the Company has approximately $1.8 million in side pocket investments, totaling 1.07% of net assets, which are included in investment funds in the statement of assets and liabilities.

      OPTIONS -- The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to market to reflect the current value of the option using the last quoted sales price or in the absence of a sales price, the mean of the bid and ask prices. The Company held no options at March 31, 2007.

      FUTURES CONTRACTS -- The Company utilized futures contracts during the year ended March 31, 2007. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      DEPOSITS WITH BROKERS -- Amounts shown as deposits with brokers represent funds held by brokers and clearing agents, including amounts held to cover short sales and amounts used as collateral.

      FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 2.00% of average net assets through December 31, 2007. The Adviser will not seek recapture of expenses contractually reimbursed.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

3.    INVESTMENT TRANSACTIONS

      For the year ended March 31, 2007, the Company made purchases of $54,848,678 and sales of $84,893,017 of investments.

      At March 31, 2007, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $152,452,701. At March 31, 2007, accumulated net unrealized appreciation on investment funds and registered investment company was $31,732,178 consisting of $34,008,845 gross unrealized appreciation and $(2,276,667) gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act. For the year ended March 31, 2007, the average borrowings were $26,498,863. As of March 31, 2007, there were borrowings outstanding of $22,992,502. Interest rates charged during the year ended March 31, 2007 ranged from 5.43% to 6.12% annually. The Company will pay a commitment fee at a rate of 0.35% per year on the daily amount of the commitment. The commitment for the year ended March 31, 2007 was $55,000,000.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

      Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities.

      The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

6.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                              FOR THE PERIOD
                                                                                                               SEPTEMBER 24,
                               YEAR ENDED           YEAR ENDED           YEAR ENDED          YEAR ENDED       2002 (INCEPTION)
                             ENDED MARCH 31,      ENDED MARCH 31,      ENDED MARCH 31,    ENDED MARCH 31,     THROUGH MARCH 31,
                                  2007                 2006                 2005               2004                 2003
                             ---------------      ---------------      ---------------    ---------------     -----------------

Net asset value,
   beginning of period        $    1,282.59        $    1,119.53        $   1,103.65        $  1,036.59         $   1,000.00
Net investment loss                  (37.53)              (35.00)             (22.49)            (22.03)              (11.48)
Realized and unrealized gain
   on investments                     65.11               198.06               38.37              89.09                48.07
                              -------------        -------------        ------------        -----------         ------------
Total from operations                 27.58               163.06               15.88              67.06                36.59
                              =============        =============        ============        ===========         ============
Net asset value, end of
  period                      $    1,310.17        $    1,282.59        $   1,119.53        $  1,103.65         $   1,036.59
                              =============        =============        ============        ===========         ============

Net assets, end of period     $ 171,442,358        $ 169,112,966        $116,930,753        $57,223,670         $ 45,897,556
Ratio of net investment loss
   to average net assets              (2.92)%(4)           (2.93)%(5)          (1.97)%(6)         (1.94)%(7)           (1.78)%(1)(8)
                              -------------        -------------        -----------         -----------         ------------
Ratio of operating expenses
   to average net assets (3)           2.00%                2.00%               2.00%              2.00%                1.95%(1)
Ratio of bank borrowing
   expenses to average
   net assets (3)                      0.99%                0.94%               0.00%              0.00%                0.00%
                              -------------        -------------        ------------        -----------         ------------
Ratio of total expenses
   to average net assets (3)           2.99%(4)             2.94%(5)            2.00%(6)           2.00%(7)             1.95%(1)(8)
                              -------------        -------------        ------------        -----------         ------------
Total return                           2.15%               14.57%               1.44%              6.47%                3.66%(2)
Portfolio turnover                    27.39%               50.78%              23.88%             24.93%               35.09%(2)

(1)  Annualized.
(2)  Not annualized.
(3) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds.
(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.
(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.
(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.
(7) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.
(8) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

7.    NEW ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2007, the Company does not believe there will be a material impact as a result from adopting FIN 48.

      In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

                                                                                                           NUMBER OF   OTHER
                            POSITION(S)      TERM OF OFFICE AND            PRINCIPAL OCCUPATION            FUNDS       DIRECTORSHIPS
NAME, AGE AND ADDRESS       HELD WITH FUND   LENGTH OF TIME SERVED         DURING PAST 5 YEARS             OVERSEEN    HELD
---------------------------------------------------------------------------------------------------------------------------------

John M. Kelly, 60           Manager          Perpetual until resignation   Sales and marketing of          Three       None
Man Investments Inc.                           or removal                  hedge funds for the
123 N. Wacker Drive,                         Manager since 1/20/03         Man Investments Division
28th Floor                                                                 of Man Group plc
Chicago, Illinois 60606

Marvin L. Damsma, 60        Manager          Perpetual until resignation   Director of Trust Investments   Three       None
c/o Man-Glenwood Lexington                     or removal                  for BP America Inc.
Associates Portfolio, LLC                    Manager since 1/20/03
123 N. Wacker Drive,
28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 64          Manager          Perpetual until resignation   Principal/partner of            Three       None
c/o Man-Glenwood Lexington                     resignation or removal      American Partners Consulting,
Associates Portfolio, LLC                    Manager since 1/20/03         a marketing organization
123 N. Wacker Drive,
28th Floor
Chicago, Illinois 60606

  Principal Officers Who Are Not Managers:

John B. Rowsell, 49         President and    Since 1/13/04                 President (2003) and member of Investment
                            Principal                                      Committee (2001), Glenwood Capital
                            Executive                                      Investments, L.L.C. (investment adviser)
                            Officer

Alicia Derrah, 49           Treasurer and    Since 1/20/03                 Chief Financial Officer, Glenwood Capital
                            Principal                                      Investments, L.L.C. (investment adviser)
                            Financial and
                            Accounting
                            Officer

Steven Zoric, 36            Chief            Chief Compliance              Head of U. S. Legal and Compliance, Man
                            Compliance       Officer since 7/20/04         Investments Division of Man Group plc
                            Officer and      and Secretary
                            Secretary        since 1/20/03



The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (866) 436-2512.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement Renewal is included:

At a meeting held in person on January 19 and 20, 2007, the Board discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Company by the Adviser. The Board also considered the proposed fees to be charged under the advisory agreement ("Advisory Agreement"), as well as the Company's investment performance. The Independent Board Members reviewed reports from third parties and management about the factors to consider in determining whether or not to renew the Advisory Agreement. The Board did not consider any single factor as determinative; nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser to the Company under the Advisory Agreement, including legal, investment advisory and distribution services, the experience and training of Glenwood investment professionals and expected future staffing levels. The Adviser reviewed for the Board the individual advisory services provided to the Company under the Advisory Agreement including general due diligence examination of investments before and after committing assets of the Company for investment. The Board reviewed and considered the qualifications of each of the members of the investment committee who provide the investment advisory and administrative services to the Company. The Board also took into account the additional services provided by the Adviser, the Adviser's compliance policies and procedures, and that the Company's Chief Compliance Officer had not identified any material compliance failures. The Board concluded that the quality of services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board noted a decline in performance, primarily attributable to a single investment made by the Company. The Board recognized that the Adviser is addressing the issue to prevent a similar investment loss from occurring. The Board had an extensive discussion with the Adviser concerning the performance of peer group funds and concluded that the performance would have been relatively improved but for the single investment.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory fee rate and total expense ratio of the Company, noting the Adviser had imposed a fee cap for the Company and the feeder funds investment in the Company. The Board noted that the Adviser had agreed to continue this expense cap policy. The Board compared the advisory fees and total expense ratio for the Company against peer group funds. The Board concluded that based on the information it had received that the fee was reasonable.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the previous year from the Adviser's relationship with the Company. The Board noted that the Adviser receives a slight profit on its services to the Company, but that the allocation of costs may not be precise because the Adviser does not use a cost allocation methodology. The Adviser explained to the Board that the Company received more of the Adviser's resources than other products because of the higher

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------


regulatory nature of the Company. The Board determined that, based on the relative size of the Company, economies of scale were not present or were not a significant factor at this time. Based on review of the information received, the Board concluded that due to the expense cap, the cost allocation and the nominal profitability of the Company to the Adviser, the fee was reasonable in relation to the services provided.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material and on the continuing commitment of the Adviser to the Company, the Board determined to approve renewal of the Advisory Agreement for an additional annual term.

ITEM 2.    CODE OF ETHICS.

As of March 31, 2007, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

---------------- ------------------------ ------------------------ ------------------------ --------------------------
                        Audit fees         Audit-related fees (1)       Tax fees (2)             All other fees
---------------- ------------------------ ------------------------ ------------------------ --------------------------
                 3/31/2006    3/31/2007    3/31/2006   3/31/2007    3/31/2006   3/31/2007    3/31/2006    3/31/2007
---------------- ------------------------ ------------------------ ------------------------ --------------------------

---------------- ------------------------ ------------------------ ------------------------ --------------------------
Registrant        $13,250      $14,500      $5,000       $5,500      $38,500     $40,250        $0            $0
---------------- ------------------------ ------------------------ ------------------------ --------------------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

         (1) Fees relating to annual review
         (2) Fees relating to tax compliance and consulting

The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:

------------------- ---------------------------- -------------------------------- -------------------------------------
                        Audit-related fees                Tax fees (1)                    All other fees (2)
---------------- ------------------------ ------------------------ -------------- -------------------------------------
                     3/31/2006    3/31/2007        3/31/2006       3/31/2007        3/31/2006         3/31/2007
---------------- ------------------------ ------------------------ -------------- ------------  -----------------------

---------------- ------------------------ ------------------------ --------------  -----------  -----------------------
Glenwood and         $51,000       $31,500         $330,250         $389,750         $5,000          $1,361,400
control entities
---------------- ------------------------ ------------------------ --------------  -----------  -----------------------

------------------- ------------ --------------- ---------------- ---------------  -----------  -----------------------

         (1) Fees relating to tax compliance and consulting
         (2) Fees relating to consents or agreed upon procedures.

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $424,750 and $477,000 for the fiscal years ended March 31, 2006 and March 31, 2007, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Managers reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                                                          PORTFOLIO MANAGERS

                                                    OTHER ACCOUNTS MANAGED TABLE
                                                        (As of March 31, 2007)

--------------------------------------------------------------------------------------------------------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                 Vehicles(2)                 Other Accounts
                                       -----------------------------------------------------------------------------------
                                                                                                                  Total
                                                      Total Assets               Total Assets                   Assets of
                                         Number       of Accounts    Number        Accounts         Number        Accounts
                                           of           Managed        of           Managed          of          Managed
     Investment Committee Member        Accounts      ($ million)    Accounts    ($ million)       Accounts     ($ million)
--------------------------------------------------------------------------------------------------------------------------
John B. Rowsell                             0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Steve F. Freed                              0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Michael J. Jawor                            0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Lance Donenberg                             0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Patrick Kenary                              0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Anthony Lawler                              0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI,
LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
(2) Includes both discretionary and non-discretionary.

                                           PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                                                        (As of March 31, 2007)
--------------------------------------------------------------------------------------------------------------------------
                                         Registered Investment       Other Pooled Investment
                                               Companies                 Vehicles(1)                 Other Accounts
                                       -----------------------------------------------------------------------------------
                                                                                                                  Total
                                                      Total Assets               Total Assets                   Assets of
                                         Number       of Accounts    Number        Accounts         Number        Accounts
                                           of           Managed        of           Managed          of          Managed
     Investment Committee Member        Accounts      ($ million)    Accounts    ($ million)       Accounts     ($ million)
--------------------------------------------------------------------------------------------------------------------------
John B. Rowsell                             0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Steve F. Freed                              0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Michael J. Jawor                            0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Lance Donenberg                             0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Patrick Kenary                              0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------
Anthony Lawler                              0             0            34           6,358            0            0
--------------------------------------------------------------------------------------------------------------------------

 (1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager is eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle linked to the performance of the Portfolio Company. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Actor in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Man-Glenwood Lexington TEI, LLC

                                       By:      /s/ John B. Rowsell
                                                ------------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                       Date:    June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       By:      /s/ John B. Rowsell
                                                --------------------------------
                                                John B. Rowsell
                                                Principal Executive Officer

                                       Date:    June 7, 2007


                                       By:      /s/ Alicia B. Derrah
                                                --------------------------------
                                                Alicia B. Derrah
                                                Principal Financial Officer

                                       Date:    June 7, 2007

                                  EXHIBIT INDEX

12(a)(1) Registrant's code of ethics for principal executive and principal financial officers

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended